STAFF COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Staff Cost [Abstract]
Schedule of staff costs and average number of employees
USDm	2017	2016	2015
Total staff costs
Staff costs included in operating expenses	9.2	9.9	9.7
Staff costs included in administrative expenses	34.6	31.0	14.2
Total	43.8	40.9	23.9

Staff costs comprise the following
Wages and salaries	36.4	32.3	22.4
Share-based compensation	1.9	2.0	-
Pension costs	3.1	3.6	1.4
Other social security costs	0.3	0.4	0.1
Other staff costs	2.1	2.6	-
Total	43.8	40.9	23.9

Average number of permanent employees
Seafarers	130.6	137.0	65.0
Land-based	286.6	269.1	133.0
Total	417.2	406.1	198.0

Schedule of termination benefits by title of individual
USD '000	2017	2016	2015 ⁵⁾
Non-Executive Board and Committee Remuneration, Short term
Cheam Directors Limited ¹⁾	-	-	3
Christopher H. Boehringer	290	237	88
Kari Millum Gardarnar ²⁾³⁾⁴⁾	-	-	31
Rasmus Johannes Hoffmann ²⁾³⁾	-	-	29
Flemming Ipsen ²⁾	-	-	38
Olivier Dubois ²⁾	-	-	17
Alexander Green ²⁾	-	-	19
Jon Syvertsen ²⁾	-	-	19
David Weinstein	174	131	48
Torben Janholt	174	131	48
Göran Trapp	174	158	58
Jeffery Stein ²⁾³⁾	-	-	7
Total	812	657	405

¹⁾ Former member of the Board of Directors of Njord. Left the Board of Directors due to the reverse acquisition on 13 July 2015.
²⁾ Former member of the Board of Directors of Former TORM A/S. Resigned on 25 August 2015.
³⁾ Took up position as Board Observer of TORM plc.
4) Resigned as Board Observer as of 31 July 2017.
⁵⁾ The 2015 figures represent amounts earned subsequent to the Restructuring on 13 July 2015.

Schedule of key management personnel compensation
USD '000	Salary	Taxable benefits	Annual performance bonus	Transaction bonus	Total
Executive Management Remuneration
Jacob Meldgaard
2015, TORM A/S¹⁾	362	19	144	345	870
2016, TORM A/S - restated ¹⁾ ²⁾	834	41	559	-	1,434
2016, TORM plc¹⁾	39	-	-	-	39
2017, TORM A/S¹⁾	923	42	580	-	1,545
2017, TORM plc¹⁾	81	-	-	-	81

¹⁾ Paid by legal entity as noted.
²⁾ The 2016 figures have been restated in order to include the figure for the annual bonus for 2016 as this was finalised and subsequently paid in 2017. No value was shown in the 2016 annual report. The total annual performance bonus of the Executive Director of TORM plc for 2016. arising in the period 1 January 2016 to 31 December 2016 was DKK 3.758.700 (USD 559t).

Schedule of staff costs
	RSU LTIP grant	Exercise price per share ¹⁾	RSU grant value assuming 100% vesting
LTIP element of Jacob Meldgaard's remuneration package 2017:
Jacob Meldgaard ²⁾	1,276,273	DKK 96.3	USD 3.4m

¹⁾ Exercise price originally DKK 96.3. Subsequently adjusted 13 December 2016 to DKK 93.6 due to dividend payment in September 2016. Further adjusted in December 2017 to DKK 93.5 due to dividend payment in September 2017.

²⁾ LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 2 of 18

Schedule of reconciliation number of other equity instruments
Number of shares (1,000)	2017	2016	2015

Outstanding 1 January	1,999.8	-	-
Granted during the period	866.6	2,127.4	-
Exercised during the period	-	-	-
Expired during the period	-233.9	-	-
Forfeited during the period	-21.3	-127.6	-
Outstanding 31 December	2,611.2	1,999.8	-

Exercisable 31 December	255.3	538.9	-